Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 39,226	$ 60,863
Cash - Escrow	0	1,782
Accounts Receivable, net	33,000	39,800
Prepaid Expense	4,452	14,778
Inventory	317	0
Total Current Assets	76,995	117,223
Other Assets
Intangible Assets, net	446,992	0
Other Assets	0	1,000
Total Assets	523,987	118,223
Current Liabilities
Accounts Payable	377,962	38,560
Accrued Liabilities	449,729	0
Total Current Liabilities	827,691	38,560
Long-Term Liabilities
Note Payable, net	234,932	0
Due to stockholder	1,000	1,000
Total Long-Term Liabilities	235,932	1,000
Total Liabilities	1,063,623	39,560
Commitments and Contingencies (note 8)
Stockholders' (Deficit) Equity
Preferred stock $0.001 par value, 10,000,000 shares authorized; 0 issued and outstanding	0	0
Common stock $0.001 par value, 190,000,000 shares authorized; 40,633,327 issued and outstanding at December 31, 2018; 38,983,327 shares issued and outstanding at December 31, 2017	40,633	38,983
Additional paid in capital	2,572,751	1,579,401
Accumulated deficit	(3,153,020)	(1,539,721)
Total Stockholders' (Deficit) Equity	(539,636)	78,663
Total Liabilities and Stockholders' (Deficit) Equity	$ 523,987	$ 118,223